ADDITIONAL INFORMATION - SCHEDULE 1	12 Months Ended
Dec. 31, 2013
ADDITIONAL INFORMATION - SCHEDULE 1

ADDITIONAL INFORMATION - SCHEDULE 1

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

CONDENSED BALANCE SHEETS

(In thousands of U.S. dollars, except share and per share data and unless otherwise stated)

	December 31,
	2012	2013
ASSETS
Current assets:
Cash and cash equivalents	$1	$1
Amounts due from subsidiaries	107,098	107,060

Total current assets	107,099	107,061

Investment in subsidiaries	200,872	208,855

TOTAL ASSETS	$307,971	$315,916

LIABILITIES AND EQUITY
Current liabilities:
Accrued expenses and other current liabilities	$1,687	$1,837

Total current liabilities	$1,687	$1,837

Equity:
Ordinary shares of par value $0.00002:
50,000,000,000,000 shares authorized; shares issued and outstanding, 794,003,193 and 794,003,193 as of December 31, 2012 and 2013, respectively	16	16
Additional paid-in capital	142,837	144,083
Accumulated other comprehensive income	46,822	55,841
Retained earnings	116,609	114,139

Total equity	306,284	314,079

TOTAL LIABILITIES AND EQUITY	$307,971	$315,916

CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

(In thousands of U.S. dollars, except share and per share data and unless otherwise stated)

	Years ended December 31,
	2011	2012	2013

Net revenues	$—	$—	$—

Operating expenses:
General and administrative	(1,242)	(655)	(671)
Selling and marketing	(344)	(198)	(220)
Research and development	(615)	(355)	(393)

Total operating expenses	(2,201)	(1,208)	(1,284)

Other operating income	—	124	—

Loss from operations	(2,201)	(1,084)	(1,284)
Equity in earnings of subsidiaries	29,567	(2,060)	(1,036)
Change in fair value of the Put Option	(150)	(150)	(150)
Change in fair value of contingent acquisition consideration	(89)	—	—

Income(loss) before income taxes	27,127	(3,294)	(2,470)
Income taxes	—	—	—

Net income(loss)	$27,127	$(3,294)	$(2,470)

Other comprehensive income, net of tax
Foreign currency translation adjustment	12,499	3,225	9,019

Comprehensive income(loss)	$39,626	$(69)	$6,549

Share based compensation expenses:
General and administrative	1,213	617	633
Selling and marketing	344	198	220
Research and development	615	355	393

STATEMENTS OF CHANGES IN EQUITY

(In thousands of U.S. dollars, except share and per share data and unless otherwise stated)

	Ordinary shares		Additional paid-in capital	Accumulated other comprehensive income	Retained earnings	Total shareholders’ equity
	Number	Amount
Balance at January 1, 2011	794,003,193	$16	$139,495	$31,098	$92,776	$263,385
Foreign currency translation adjustments	—	—	—	12,499	—	12,499
Share-based compensation	—	—	2,172	—	—	2,172
Net income	—	—	—	—	27,127	27,127

Balance at December 31, 2011	794,003,193	16	141,667	43,597	119,903	305,183
Foreign currency translation adjustments	—	—	—	3,225	—	3,225
Share-based compensation	—	—	1,170	—	—	1,170
Net loss	—	—	—	—	(3,294)	(3,294)

Balance at December 31, 2012	794,003,193	16	142,837	46,822	116,609	306,284
Foreign currency translation adjustments	—	—	—	9,019	—	9,019
Share-based compensation	—	—	1,246	—	—	1,246
Net loss	—	—	—	—	(2,470)	(2,470)

Balance at December 31, 2013	794,003,193	$16	$144,083	$55,841	$114,139	$314,079

CONDENSED STATEMENTS OF CASH FLOWS

(In thousands of U.S. dollars, except share and per share data and unless otherwise stated)

	Years ended December 31,
	2011	2012	2013
Operating activities:
Net income (loss)	$27,127	$(3,294)	$(2,470)
Adjustments to reconcile net income to net cash used in operating activities:
Share-based compensation	2,172	1,170	1,246
Change in fair value of the Put Option	150	150	150
Gain on investment in subsidiaries and VIE	(29,459)	2,060	1,036
Change in operating assets and liabilities:
Amounts due from subsidiaries	103	(321)	38
Prepaid expenses and other current assets	39	—	—
Accrued expenses and other current liabilities	(103)	134	—

Net cash used in operating activities	29	(101)	—

Net (decrease) increase in cash and cash equivalents	29	(101)	—
Cash and cash equivalents at the beginning of the year	73	102	1

Cash and cash equivalents at the end of the year	$102	$1	$1

NOTES TO THE CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

(In thousands of U.S. dollars, except share and per share data and unless otherwise stated)

1.	BASIS FOR PREPARATION

The Condensed Financial Information of the Company only has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the Company has used equity method to account for its investment in its subsidiaries and variable interest entity.

Comprehensive income includes net income and foreign currency translation adjustments. Beginning in January 1, 2012, the Group presents the components of net income, the components of other comprehensive income and total comprehensive income in single continuous statement of comprehensive income.

2.	INVESTMENTS IN SUBSIDIARIES

The Company and its subsidiaries and its variable interest entity are included in the consolidated financial statements where the inter-company balances and transactions are eliminated upon consolidation. For the purpose of the Company’s stand-alone financial statements, its investments in subsidiaries and variable interest entity are reported using the equity method of accounting. The Company’s share of income and losses from its subsidiaries and variable interest entity is reported as earnings from subsidiaries and variable interest entity in the accompanying condensed financial information of parent company.

3.	INCOME TAXES

The Company is a tax exempted company incorporated in the Cayman Islands.